General information (Tables)	12 Months Ended
Dec. 31, 2024
General information [Abstract]
Schedule of Fair Value of Identifiable Net Assets Acquired	In accordance with IFRS 2 paragraph 10, the net assets of GoGreen will be stated at fair value, with no goodwill or other intangible assets recorded and any excess of fair value of Lifezone shares issued over the fair value of GoGreen’s identifiable net assets acquired represents compensation for the service of a stock exchange listing of its shares, shown as SPAC Transaction expenses below.

	Shares issued at Closing	Fair value per Share	Fair value of shares at closing date
			$
Previous GoGreen Sponsor shareholders	6,468,600	10.00	64,686,000
Previous GoGreen public shareholders	1,527,554	10.00	15,275,540
Total	7,996,154		79,961,540
Fair value of GoGreen net assets			(3,104,056)
SPAC Transaction expense			76,857,484

Schedule of Shares Issued at the Completion of the Acquisition
Lifezone’s shareholdings at the time of the Closing are summarized below. The table below excludes shares issued at the completion of the acquisition of Simulus which was completed on July 18, 2023, as discussed in Note 28.

Shareholders	Shares At Closing	% At Closing	Shares (Fully Diluted)	Fully Diluted %
Previous Lifezone Holdings shareholders	62,680,131	80.7%	62,680,131	52.7%
Previous GoGreen Sponsor shareholders	6,468,600	8.3%	6,468,600	5.4%
Previous GoGreen public shareholders	1,527,554	2.0%	1,527,554	1.3%
PIPE Investors	7,017,317	9.0%	7,017,317	5.9%
Total	77,693,602	100.0%	77,693,602	65.3%

Warrants ($11.50 Exercise Share Price)
Previous GoGreen Public Warrants			13,800,000	11.6%
Previous GoGreen Sponsor warrants			667,500	0.6%
Total			14,467,500	12.2%

Earnout Trigger Event 1 ($14.00 per Share)
Previous Lifezone Holdings shareholders			12,536,026	10.5%
Previous GoGreen Sponsor shareholders			862,500	0.7%
Total			13,398,526	11.3%

Earnout Trigger Event 2 ($16.00 per Share)
Previous Lifezone Holdings shareholders			12,536,026	10.5%
Previous GoGreen Sponsor shareholders			862,500	0.7%
Total			13,398,526	11.3%

Fully Diluted Total			118,958,154	100.0%